Derivative financial instrument (Tables)	12 Months Ended
Dec. 31, 2024
Derivative financial instrument
Schedule of Derivative Instruments not designated as hedging instruments - Balance Sheet Location

		2024		2023
Derivative	Balance Sheet Location	Assets	Liabilities	Assets	Liabilities

Interest rate swap	Derivative financial Instruments, Current	—	—	$15,631	—
Total		—	—	$15,631	—

Schedule of Derivatives Instruments not designated as Hedging Instruments - Net effect on the Condensed Consolidated Statements of Comprehensive Income

	Net Realized and Unrealized
	Gain Recognized on Statement of	Amount
Derivative	Comprehensive Income Location	2024	2023	2022
Interest rate swap	Gain on derivative instruments	$1,755	$5,267	$33,655
Total		$1,755	$5,267	$33,655